SCHEDULE OF WARRANT EXPENSE RECOGNIZED AND REMAINING UNEARNED WARRANT EXPENSE (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Compensation expense recognized for warrants granted	$ 332	$ 325
Unvested stock-based compensation expense related to warrants	$ 552